Derivative Instruments and Hedging Activities Location and Fair Values of Derivative Instruments and Hedging Activities (Details) - USD ($) $ in Millions	Sep. 30, 2016	Sep. 30, 2015
Derivative Instruments [Line Items]
Gross amount recognized, derivative assets	$ 95.0	$ 233.0
Gross amount, derivative liabilities	2,980.0	1,727.0
Equity swap
Derivative Instruments [Line Items]
Derivative, Amount of Hedged Item	0.0
Designated as Hedging Instrument
Derivative Instruments [Line Items]
Gross amount recognized, derivative assets	46.0	42.0
Gross amount, derivative liabilities	2,957.0	1,701.0
Designated as Hedging Instrument | Other current assets | Foreign currency exchange derivatives
Derivative Instruments [Line Items]
Gross amount recognized, derivative assets	41.0	31.0
Designated as Hedging Instrument | Other current assets | Commodity derivatives
Derivative Instruments [Line Items]
Gross amount recognized, derivative assets	4.0	0.0
Designated as Hedging Instrument | Other current assets | Interest rate swaps
Derivative Instruments [Line Items]
Gross amount recognized, derivative assets	0.0	1.0
Designated as Hedging Instrument | Assets held for sale | Cross-currency interest rate swaps
Derivative Instruments [Line Items]
Gross amount recognized, derivative assets	0.0	5.0
Designated as Hedging Instrument | Other noncurrent assets | Interest rate swaps
Derivative Instruments [Line Items]
Gross amount recognized, derivative assets	1.0	5.0
Designated as Hedging Instrument | Other noncurrent assets | Equity swap
Derivative Instruments [Line Items]
Gross amount recognized, derivative assets	0.0	0.0
Designated as Hedging Instrument | Other current liabilities | Foreign currency exchange derivatives
Derivative Instruments [Line Items]
Gross amount, derivative liabilities	48.0	37.0
Designated as Hedging Instrument | Other current liabilities | Commodity derivatives
Derivative Instruments [Line Items]
Gross amount, derivative liabilities	0.0	7.0
Designated as Hedging Instrument | Liabilities held for sale | Foreign currency exchange derivatives
Derivative Instruments [Line Items]
Gross amount, derivative liabilities	0.0	0.0
Designated as Hedging Instrument | Liabilities held for sale | Cross-currency interest rate swaps
Derivative Instruments [Line Items]
Gross amount, derivative liabilities	0.0	1.0
Designated as Hedging Instrument | Current portion of long-term debt | Fixed rate debt swapped to floating
Derivative Instruments [Line Items]
Gross amount, derivative liabilities	551.0	801.0
Designated as Hedging Instrument | Long-term debt | Fixed rate debt swapped to floating
Derivative Instruments [Line Items]
Gross amount, derivative liabilities	301.0	855.0
Designated as Hedging Instrument | Long-term debt | Foreign Currency Denominated Debt [Member]
Derivative Instruments [Line Items]
Gross amount, derivative liabilities	938.0	0.0
Designated as Hedging Instrument | Other noncurrent Liabilities | Interest rate swaps
Derivative Instruments [Line Items]
Gross amount, derivative liabilities	1,119.0	0.0
Not Designated as Hedging Instrument
Derivative Instruments [Line Items]
Gross amount recognized, derivative assets	49.0	191.0
Gross amount, derivative liabilities	23.0	26.0
Not Designated as Hedging Instrument | Other current assets | Foreign currency exchange derivatives
Derivative Instruments [Line Items]
Gross amount recognized, derivative assets	49.0	27.0
Not Designated as Hedging Instrument | Other current assets | Commodity derivatives
Derivative Instruments [Line Items]
Gross amount recognized, derivative assets	0.0	0.0
Not Designated as Hedging Instrument | Other current assets | Interest rate swaps
Derivative Instruments [Line Items]
Gross amount recognized, derivative assets	0.0	0.0
Not Designated as Hedging Instrument | Assets held for sale | Cross-currency interest rate swaps
Derivative Instruments [Line Items]
Gross amount recognized, derivative assets	0.0	0.0
Not Designated as Hedging Instrument | Other noncurrent assets | Interest rate swaps
Derivative Instruments [Line Items]
Gross amount recognized, derivative assets	0.0	0.0
Not Designated as Hedging Instrument | Other noncurrent assets | Equity swap
Derivative Instruments [Line Items]
Gross amount recognized, derivative assets	0.0	164.0
Not Designated as Hedging Instrument | Other current liabilities | Foreign currency exchange derivatives
Derivative Instruments [Line Items]
Gross amount, derivative liabilities	18.0	26.0
Not Designated as Hedging Instrument | Other current liabilities | Commodity derivatives
Derivative Instruments [Line Items]
Gross amount, derivative liabilities	0.0	0.0
Not Designated as Hedging Instrument | Liabilities held for sale | Foreign currency exchange derivatives
Derivative Instruments [Line Items]
Gross amount, derivative liabilities	5.0	0.0
Not Designated as Hedging Instrument | Liabilities held for sale | Cross-currency interest rate swaps
Derivative Instruments [Line Items]
Gross amount, derivative liabilities	0.0	0.0
Not Designated as Hedging Instrument | Current portion of long-term debt | Fixed rate debt swapped to floating
Derivative Instruments [Line Items]
Gross amount, derivative liabilities	0.0	0.0
Not Designated as Hedging Instrument | Long-term debt | Fixed rate debt swapped to floating
Derivative Instruments [Line Items]
Gross amount, derivative liabilities	0.0	0.0
Not Designated as Hedging Instrument | Long-term debt | Foreign Currency Denominated Debt [Member]
Derivative Instruments [Line Items]
Gross amount, derivative liabilities	0.0	0.0
Not Designated as Hedging Instrument | Other noncurrent Liabilities | Interest rate swaps
Derivative Instruments [Line Items]
Gross amount, derivative liabilities	$ 0.0	$ 0.0